Related parties - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Purchases / interest	$ 48,778	$ 32,781	$ 21,141
Sold service	384	597	818
Receivables	118	896
Payables/ borrowings	100,390	217,956
Alvogen Lux Holdings S.à r.l. – Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	9,754	11,968	5,415
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	0	76,556
Aztiq Fjrfestingar ehf.
Disclosure of transactions between related parties [line items]
Purchases / interest			216
Sold service			0
ATP Holdings ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	4,926	9,193	1,254
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	0	49,560
Aztiq Consulting ehf. – Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	192	178	442
Sold service	0	69	0
Receivables	0	0
Payables/ borrowings	2	54
Fasteignafélagið Sæmundur hf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest			7,189
Sold service			0
Fasteignafélagið Eyjólfur ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest			0
Sold service			196
Flóki-Art ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	52	88
Sold service	0	0
Receivables	0	0
Payables/ borrowings	410	422
Alvogen Iceland ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	25	19	465
Sold service	0	1	174
Receivables	0	0
Payables/ borrowings	0	484
Alvogen ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	0	0	0
Sold service	132	152	68
Receivables	18	16
Payables/ borrowings	0	0
Alvogen UK - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	233	273
Sold service	0	0
Receivables	0	0
Payables/ borrowings	76	581
Alvogen Finance B.V. - Sister Company
Disclosure of transactions between related parties [line items]
Purchases / interest	565	3,382
Sold service	0	0
Receivables	0	0
Payables/ borrowings	0	65
Lotus Pharmaceuticals Co. Ltd. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		0	0
Sold service		29	3
Receivables		29
Payables/ borrowings		7,440
Lotus International Pte. Ltd. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		0	0
Sold service		2	4
Receivables		0
Payables/ borrowings		0
Alvogen Emerging Markets - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		108	98
Sold service		0	0
Receivables		0
Payables/ borrowings		0
Alvogen Korea co. Ltd - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest			0
Sold service			1
Alvogen Inc. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	355	305	585
Sold service	0	0	266
Receivables	3	0
Payables/ borrowings	619	284
Alvotech & CCHN Biopharmaceutical Co., Ltd.
Disclosure of transactions between related parties [line items]
Purchases / interest		0
Sold service		0
Receivables		758
Payables/ borrowings		539
Adalvo Limited - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	265	402	1,218
Sold service	220	189	106
Receivables	97	86
Payables/ borrowings	149	337
L41 ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	53
Sold service	0
Receivables	0
Payables/ borrowings	0
Adalvo UK - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		0
Sold service		49
Receivables		0
Payables/ borrowings		0
Flóki Invest ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	696	680
Sold service	32	4
Receivables	0	0
Payables/ borrowings	60	251
Floki Holdings S.à r.l. – Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		40
Sold service		0
Receivables		0
Payables/ borrowings		0
Alvogen Malta Sh. Services - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		0	603
Sold service		0	0
Receivables		7
Payables/ borrowings		0
Alvogen Spain SL - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	0	14	117
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	14	15
Norwich Clinical Services Ltd - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	906	642	301
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	177	170
Alvogen Pharma Pvt Ltd - Sister Company
Disclosure of transactions between related parties [line items]
Purchases / interest			1,159
Sold service			0
Fasteignafélagið Eyjólfur ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	28,456	3,807
Sold service	0	102
Receivables	0	0
Payables/ borrowings	87,946	69,732
Flóki fasteignir ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	2,300	1,682	1,516
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	$ 10,937	$ 11,466
L41 ehf.
Disclosure of transactions between related parties [line items]
Purchases / interest			26
Sold service			0
Lambhagavegur 7 ehf.
Disclosure of transactions between related parties [line items]
Purchases / interest			537
Sold service			$ 0